LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments

	2016	2017
	RMB	RMB
Deposits paid to airline suppliers	244,072,331	276,128,171
Prepayments for purchase of long lived assets	625,084,070	241,378,538
Deposits paid to hotel suppliers	126,728,198	74,723,795
Others	151,394,598	247,689,752

Total	1,147,279,197	839,920,256